GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 307.1	$ 314.2
Accumulated Amortization	269.1	254.7
Net Carrying Amount	38.0	59.5
Amortization expense on finite-lived intangible assets from business acquisition	20.5	24.4	$ 28.5
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	224.3	228.9
Accumulated Amortization	193.9	180.2
Net Carrying Amount	30.4	48.7
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	49.0	49.0
Accumulated Amortization	45.3	42.7
Net Carrying Amount	3.7	6.3
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	22.0	24.0
Accumulated Amortization	18.7	20.5
Net Carrying Amount	3.3	3.5
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	11.8	12.3
Accumulated Amortization	11.2	11.3
Net Carrying Amount	$ 0.6	$ 1.0